13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
09/30/2001

13F-HR
3 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2001
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/12/2001
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 73
                                        ----------------------

Form 13F Information Table Value Total: 1,354,181
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   237440     3392 SH       SOLE                     3392
AFLAC                          COM              001055102    12470   461859 SH       SOLE                   437752             24107
                                                              4938   182900 SH       DEFINED 01             182900
AOL Time Warner, Inc.          COM              00184A105    16208   489675 SH       SOLE                   418200             71475
                                                              6278   189675 SH       DEFINED 01             189675
Allegiance Telecom Inc.        COM              01747t102      297    98550 SH       SOLE                    98550
Ambac Financial Group, Inc.    COM              023139108    53110   970756 SH       SOLE                   850447            120309
                                                             17316   316500 SH       DEFINED 01             316500
Atherogenics, Inc.             COM              047439104      377    83333 SH       SOLE                    83333
Berkshire Hathaway - Cl. A     COM              084670108    27650      395 SH       SOLE                      330                65
                                                              8050      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    82699    35493 SH       SOLE                    32010              3483
                                                             24591    10554 SH       DEFINED 01              10554
Cendant Corp.                  COM              151313103    29764  2325300 SH       SOLE                  2074500            250800
                                                              8664   676875 SH       DEFINED 01             676875
Certegy                        COM              156880106     6507   250671 SH       SOLE                   213190             37481
                                                              2051    79025 SH       DEFINED 01              79025
Charter Communications Inc.    COM              16117M107    37035  2991515 SH       SOLE                  2621615            369900
                                                             11850   957200 SH       DEFINED 01             957200
Closure Medical Corporation    COM              189093107     4564   237100 SH       SOLE                   237100
Comcast Corp                   COM              200300200    45367  1264750 SH       SOLE                  1112500            152250
                                                             14432   402350 SH       DEFINED 01             402350
Compaq Computer Corp           COM              204493100     1471   176975 SH       SOLE                   176975
Corning Inc                    COM              219350105    19193  2176100 SH       SOLE                  1900800            275300
                                                              6433   729375 SH       DEFINED 01             729375
E. W. Scripps Co.              COM              811054204    34899   572967 SH       SOLE                   507362             65605
                                                             13550   222460 SH       DEFINED 01             222460
Equifax                        COM              294429105    11020   503175 SH       SOLE                   427475             75700
                                                              4009   183050 SH       DEFINED 01             183050
Goldman Sachs Group Inc        COM              38141G104    11445   160400 SH       SOLE                   142650             17750
                                                              3316    46475 SH       DEFINED 01              46475
Hewlett-Packard Co.            COM              428236103     6742   420050 SH       SOLE                   356150             63900
                                                              2675   166650 SH       DEFINED 01             166650
Household International Inc    COM              441815107    22653   401796 SH       SOLE                   342821             58975
                                                              9790   173650 SH       DEFINED 01             173650
Intel Corp                     COM              458140100      239    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100     8616   422375 SH       SOLE                   355750             66625
                                                              4197   205725 SH       DEFINED 01             205725
Intl Flavors & Fragrances      COM              459506101    39895  1440775 SH       SOLE                  1227400            213375
                                                             14172   511825 SH       DEFINED 01             511825
J. P. Morgan & Co., Inc.       COM              46625H100    14984   438780 SH       SOLE                   383555             55225
                                                              5595   163850 SH       DEFINED 01             163850
Johnson & Johnson              COM              478160104     2615    47200 SH       SOLE                    47200
Lexmark International Inc.     COM              529771107    24149   540125 SH       SOLE                   480150             59975
                                                              9388   209975 SH       DEFINED 01             209975
PartnerRe Ltd Bermuda          COM              G6852T105    18063   383500 SH       SOLE                   334625             48875
                                                              7724   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      321     8000 SH       SOLE                     8000
Priceline.com Inc.             COM              741503106       95    25000 SH       SOLE                    25000
RLI Corp.                      COM              749607107    24205   590376 SH       SOLE                   520159             70217
                                                              1837    44800 SH       DEFINED 01              44800
Republic Services Inc.         COM              760759100    29204  1802725 SH       SOLE                  1542400            260325
                                                             11272   695775 SH       DEFINED 01             695775
Sabre Holdings Corp.           COM              785905100    19469   728075 SH       SOLE                   633450             94625
                                                              5771   215825 SH       DEFINED 01             215825
Scientific-Atlanta             COM              808655104    12123   692725 SH       SOLE                   605050             87675
                                                              2748   157000 SH       DEFINED 01             157000
Tellabs, Inc.                  COM              879664100    17643  1785758 SH       SOLE                  1565008            220750
                                                              5110   517200 SH       DEFINED 01             517200
Tiffany & Co.                  COM              886547108    25776  1190570 SH       SOLE                  1036610            153960
                                                              9052   418115 SH       DEFINED 01             418115
USA Networks, Inc.             COM              902984103    42084  2340620 SH       SOLE                  2058620            282000
                                                             10876   604900 SH       DEFINED 01             604900
Valassis Communications Inc.   COM              918866104    10877   340860 SH       SOLE                   300185             40675
                                                              3327   104275 SH       DEFINED 01             104275
Walt Disney Co.                COM              254687106    39132  2101615 SH       SOLE                  1860140            241475
                                                             10496   563675 SH       DEFINED 01             563675
Washington Post Co. Class B    COM              939640108    42141    81071 SH       SOLE                    73859              7212
                                                             12184    23440 SH       DEFINED 01              23440
Waters Corp.                   COM              941848103    11387   318350 SH       SOLE                   274050             44300
                                                              4182   116925 SH       DEFINED 01             116925
XL Cap Ltd.                    COM              G98255105    40960   518480 SH       SOLE                   453230             65250
                                                             13416   169825 SH       DEFINED 01             169825